FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Other Comprehensive Income
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

8)	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

a)	Financial assets at fair value through other comprehensive income

	R$ thousands
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government bonds	183,012,391	199,728	(6,040,869)	177,171,250
Corporate debt securities	3,616,923	71,731	(149,210)	3,539,444
Bank debt securities	6,529,147	2,450	(123,121)	6,408,476
Brazilian sovereign bonds	9,084,997	340,448	(88,128)	9,337,317
Foreign governments securities	6,891,388	-	(16,253)	6,875,135
Mutual funds	1,575,379	27,616	(419)	1,602,576
Marketable equity securities and other stocks	12,217,673	364,260	(1,927,853)	10,654,080
Balance on December 31, 2022 (1)	222,927,898	1,006,233	(8,345,853)	215,588,278

Brazilian government bonds	158,709,952	1,971,895	(4,806,960)	155,874,887
Corporate debt securities	6,063,483	226,766	(154,898)	6,135,351
Bank debt securities	7,566,014	531,470	(1,959,835)	6,137,649
Brazilian sovereign bonds	8,758,526	215,947	(88,968)	8,885,505
Foreign governments securities	6,670,843	-	(10,858)	6,659,985
Mutual funds	2,109,073	23,146	(4,265)	2,127,954
Marketable equity securities and other stocks	8,318,376	445,925	(1,069,095)	7,695,206
On December 31, 2021 (1)	198,196,267	3,415,149	(8,094,879)	193,516,537
(1)	On June 30, 2022, Management decided to reclassify Securities measured at FVOCI to those measured at amortized cost, in the amount of R$26,890,434 thousand. This reclassification was due to the alignment of the management strategy of financial assets that cover long-term technical provisions, thus keeping the assets until their maturity, combined with the terms expected by the liabilities. If there was no such reclassification, fair value would be recognized in other comprehensive income in the amount of R$(1,370,634) thousand.

In December 2021, Management reclassified securities measured at fair value through other comprehensive income to measured at fair value through profit or loss, in the amount of R$40,305,887 thousand, reflected in profit or loss, in the gross amount of R$(1,373,557) thousand. This reclassification was the result of the alignment of risk and capital management.

b)	Maturity

	R$ thousands
	On December 31, 2022		On December 31, 2021
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	36,221,146	36,099,069	45,423,965	44,163,006
From 1 to 5 years	130,753,272	129,091,959	50,015,025	49,467,861
From 5 to 10 years	24,895,874	23,585,316	58,965,698	57,653,004
Over 10 years	17,264,554	14,555,278	33,364,130	32,409,506
No stated maturity	13,793,052	12,256,656	10,427,449	9,823,160
Total	222,927,898	215,588,278	198,196,267	193,516,537

The financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income, totalled R$104,308,422 thousand on December 31, 2022 (R$88,549,154 thousand in 2021), being composed mostly of Brazilian government bonds.

c)	Investments in equity instruments designated at fair value through other comprehensive income

	R$ thousands
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	12,217,673	(1,563,593)	10,654,080
Total on December 31, 2022	12,217,673	(1,563,593)	10,654,080

Marketable equity securities and other stocks	8,318,376	(623,170)	7,695,206
Total on December 31, 2021	8,318,376	(623,170)	7,695,206

The Company adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a given market.

d)	Reconciliation of expected losses of financial assets at FVOCI:

	R$ thousands
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets to FVOCI on December 31, 2020	97,964	3,176	8,764	109,904
Transferred to Stage 1	-	-	-	-
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	-	-	-	-
New assets originated or purchased/Assets settled or paid	127,117	(1,245)	157,909	283,781
Expected loss of financial assets at FVOCI on December 31, 2021	225,081	1,931	166,673	393,685
Transferred to Stage 1	-	(1,932)	-	(1,932)
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	1,932	-	-	1,932
New assets originated or purchased/Assets settled or paid	(97,201)	6,181	(1,381)	(92,401)
Expected loss of financial assets at FVOCI on December 31, 2022	129,812	6,180	165,292	301,284